Employee Benefit Plans (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Employee Benefit Plans (Textual) [Abstract]
Asset allocation equity securities	100.00%
Employee Benefit Plans (Additional Textual) [Abstract]
Employee eligible pretax salary contribution, minimum	1.00%
Employee and discretionary matching contribution portion vested	100.00%
Employee eligible pretax salary contribution, maximum	90.00%
Accrued for deferred compensation plan	$ 7,544	$ 6,490
Pension plan funded status with the fair value of plan assets	983			990
Nonqualified retirement benefit plan	468	299	9
Deferral account balances resulting	0	0
Cash value income related policies	929	609	104
Unrecognized net gain or loss, Minimum	10.00%
Percent of the pension plan assets	10.00%
Average expected future working life of active plan participants	11 years 6 months
Accumulated projected benefit obligation	1,302
Employer contribution to pension plan	$ 0
Highest percentage of one investment	11.00%
Equity Securities, Investment Summary [Member]
Employee Benefit Plans (Textual) [Abstract]
Minimum equity	35.00%
Maximum equity	75.00%
Asset allocation equity securities	63.00%
Fixed Income Investments [Member]
Employee Benefit Plans (Textual) [Abstract]
Minimum equity	25.00%
Maximum equity	65.00%
Asset allocation equity securities	37.00%